Liabilities Presented at Fair Value (Details) - Schedule of warrants to purchase company’s shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Schedule of warrants to purchase company’s shares [Abstract]
Risk-free interest rate	0.10%	0.10%	0.10%
Expected volatility	63.00%	74.00%	76.00%
Expected life (in years)	9 months	1 year 9 months	1 year 6 months
Expected dividend yield	0.00%	0.00%	0.00%